STOCK-BASED COMPENSATION (Details 2) - $ / shares	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Offsetting Assets [Line Items]
Number of Option, Beginning Balance		136,082	136,082	274,019	490,031
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period					333,334
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				(163,492)	(572,402)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period				25,555	23,056
Number of Option, Ending Balance				136,082	274,019
Equity Option [Member]
Offsetting Assets [Line Items]
Number of Option, Beginning Balance	1,250,479	1,197,252	1,197,252	1,059,315	509,969
Weighted Average Exercise Price, Beginning Balance	$ 5.58	$ 5.25	$ 5.25	$ 4.74	$ 2.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	396,384	60,774		163,492	572,402
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 12.15	$ 12.69		$ 8.64	$ 6.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	49,213	7,547		(25,555)	(23,056)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 7.02	$ 8.61		$ 6.75	$ 6.75
Number of Option, Ending Balance	1,597,650	1,250,479	1,597,650	1,197,252	1,059,315
Weighted Average Exercise Price, Ending Balance	$ 7.17	$ 5.58	$ 7.17	$ 5.25	$ 4.74